Quarterly Report
March 31, 2021
MFS®  Prudent Investor Fund
FPP-Q3

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 51.0%
Alcoholic Beverages – 1.3%
Heineken N.V.	6,824	$701,179
Apparel Manufacturers – 1.0%
Adidas AG	1,744	$544,429
Business Services – 1.3%
Accenture PLC, “A”	2,407	$664,934
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	1,446	$892,211
Computer Software – 7.4%
Check Point Software Technologies Ltd. (a)	9,013	$1,009,185
Citrix Systems, Inc.	7,174	1,006,943
Oracle Corp.	13,793	967,855
Sage Group PLC	109,006	920,889
		$3,904,872
Computer Software - Systems – 2.6%
Amadeus IT Group S.A. (a)	9,781	$692,569
Constellation Software, Inc.	490	684,308
		$1,376,877
Consumer Products – 2.9%
Beiersdorf AG	7,745	$818,339
Kao Corp.	8,500	563,089
Kose Corp.	900	127,524
		$1,508,952
Consumer Services – 1.0%
Booking Holdings, Inc. (a)	236	$549,842
Electrical Equipment – 1.3%
Legrand S.A.	7,216	$671,222
Electronics – 1.3%
Kyocera Corp.	10,500	$668,546
Food & Beverages – 2.7%
Danone S.A.	8,476	$581,479
Nestle S.A.	7,485	834,227
		$1,415,706
Insurance – 0.9%
Swiss Re Ltd.	5,122	$503,773
Internet – 3.2%
Alphabet, Inc., “A” (a)	813	$1,676,829
Leisure & Toys – 1.6%
Nintendo Co. Ltd.	1,500	$839,621
Medical & Health Technology & Services – 0.9%
Premier, Inc., “A”	14,717	$498,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.1%
S&P Global, Inc.	1,639	$578,354
Precious Metals & Minerals – 1.5%
VanEck Vectors Junior Gold Miners ETF (a)	14,394	$551,866
VanEck Vectors Junior Gold Miners ETF (a)	7,168	247,619
		$ 799,485
Printing & Publishing – 2.2%
Wolters Kluwer N.V.	13,549	$1,177,686
Real Estate – 7.0%
Deutsche Wohnen SE	12,789	$596,607
LEG Immobilien AG	15,766	2,073,702
Vonovia SE, REIT	16,062	1,049,160
		$ 3,719,469
Specialty Chemicals – 1.4%
Nitto Denko Corp.	8,800	$755,505
Specialty Stores – 1.8%
Costco Wholesale Corp.	2,764	$974,255
Telecommunications - Wireless – 1.9%
KDDI Corp.	32,900	$1,010,924
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	12,061	$193,489
Trucking – 1.5%
Yamato Holdings Co. Ltd.	28,600	$783,933
Utilities - Electric Power – 1.1%
Iberdrola S.A.	43,925	$565,847
Total Common Stocks		$26,976,110
Bonds – 25.2%
Automotive – 0.6%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$295,000	$309,381
Broadcasting – 1.2%
Netflix, Inc., 5.375%, 11/15/2029 (n)	$205,000	$242,423
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	360,000	363,472
		$ 605,895
Building – 0.8%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$300,000	$307,500
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	142,000	134,545
		$ 442,045
Business Services – 0.5%
Switch, Ltd., 3.75%, 9/15/2028 (n)	$240,000	$236,333
Computer Software - Systems – 0.6%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$301,000	$308,691
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$200,000	$201,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.8%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$90,000	$92,700
Match Group, Inc., 5%, 12/15/2027 (n)	80,000	83,800
Match Group, Inc., 4.625%, 6/01/2028 (n)	235,000	240,114
		$ 416,614
Electronics – 0.6%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$230,000	$254,150
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	78,000	76,903
		$ 331,053
Financial Institutions – 0.6%
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	$194,000	$214,558
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	113,987	109,314
		$ 323,872
Insurance - Property & Casualty – 0.6%
Hub International Ltd., 7%, 5/01/2026 (n)	$315,000	$327,099
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027	$255,000	$269,981
Midstream – 0.2%
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	$125,000	$127,188
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$240,000	$247,800
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	35,000	36,820
		$ 284,620
Specialty Chemicals – 0.5%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$233,000	$242,464
Telecommunications - Wireless – 0.8%
SBA Communications Corp., 4.875%, 9/01/2024	$80,000	$82,150
SBA Communications Corp., 3.875%, 2/15/2027	185,000	189,107
SBA Communications Corp., 3.125%, 2/01/2029 (n)	140,000	134,561
		$ 405,818
U.S. Treasury Obligations – 15.5%
U.S. Treasury Bonds, 1.75%, 3/31/2022	$1,610,000	$1,636,666
U.S. Treasury Notes, 2.125%, 6/30/2021	1,635,000	1,643,350
U.S. Treasury Notes, 1.125%, 9/30/2021	1,635,000	1,643,814
U.S. Treasury Notes, 2%, 12/31/2021	1,620,000	1,643,287
U.S. Treasury Notes, 1.75%, 6/30/2022	1,610,000	1,642,766
		$ 8,209,883
Utilities - Electric Power – 0.5%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	$95,000	$98,837
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	155,000	148,659
		$ 247,496
Total Bonds		$13,289,987
Investment Companies (h) – 22.5%
Money Market Funds – 22.5%
MFS Institutional Money Market Portfolio, 0.05% (v)	11,915,916	$11,915,916

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.6%
Currency Options – 0.0%
CNH Currency – July 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	$ 1,652,730	CNH 10,851,000	$279
CNH Currency – July 2021 @ $0.13	Put	Morgan Stanley Capital Services	1,658,365	CNH 10,888,000	337
HKD Currency – November 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	878,810	HKD 6,832,000	1,052
HKD Currency – November 2021 @ $0.13	Put	Morgan Stanley Capital Services	886,142	HKD 6,889,000	1,082
HKD Currency – December 2021 @ $0.13	Put	Morgan Stanley Capital Services	347,305	HKD 2,700,000	453
					$3,203
Market Index Securities – 0.6%
Euro Stoxx 50 Index – December 2021 @ EUR 3,000	Put	Goldman Sachs International	321,724	7	4,449
Euro Stoxx 50 Index – December 2021 @ EUR 3,200	Put	Goldman Sachs International	459,606	10	9,030
Russell 2000 Index – June 2021 @ $1,150	Put	Goldman Sachs International	222,052	1	145
Russell 2000 Index – June 2021 @ $1,300	Put	Goldman Sachs International	222,052	1	320
Russell 2000 Index – June 2021 @ $1,200	Put	Goldman Sachs International	444,104	2	460
Russell 2000 Index – June 2021 @ $1,250	Put	Goldman Sachs International	888,208	4	1,040
Russell 2000 Index – June 2021 @ $1,400	Put	Goldman Sachs International	1,332,311	6	4,620
Russell 2000 Index – December 2021 @ $1,100	Put	Goldman Sachs International	222,052	1	1,510
Russell 2000 Index – December 2021 @ $1,300	Put	Goldman Sachs International	666,156	3	6,840
Russell 2000 Index – December 2021 @ $1,150	Put	Goldman Sachs International	666,156	3	5,010
Russell 2000 Index – December 2021 @ $1,250	Put	Goldman Sachs International	666,156	3	6,120
Russell 2000 Index – December 2021 @ $1,200	Put	Goldman Sachs International	666,156	3	5,490
Russell 2000 Index – December 2021 @ $1,350	Put	Goldman Sachs International	888,208	4	10,040
Russell 2000 Index – December 2021 @ $1,400	Put	Goldman Sachs International	1,332,311	6	15,720
Russell 2000 Index – December 2021 @ $1,500	Put	Goldman Sachs International	1,332,311	6	20,700
Russell 2000 Index – March 2022 @ $1,650	Put	Goldman Sachs International	888,208	4	37,160
Russell 2000 Index – June 2022 @ $1,600	Put	Goldman Sachs International	888,208	4	33,320
Russell 2000 Index – December 2022 @ $1,600	Put	Goldman Sachs International	666,156	3	32,040
S&P 500 Index – June 2021 @ $2,200	Put	Goldman Sachs International	397,289	1	245
S&P 500 Index – June 2021 @ $2,300	Put	Goldman Sachs International	397,289	1	390
S&P 500 Index – June 2021 @ $2,700	Put	Goldman Sachs International	397,289	1	560
S&P 500 Index – June 2021 @ $2,800	Put	Goldman Sachs International	397,289	1	694
S&P 500 Index – June 2021 @ $2,900	Put	Goldman Sachs International	1,191,867	3	2,445
S&P 500 Index – March 2022 @ $3,100	Put	Goldman Sachs International	794,578	2	19,988
S&P 500 Index – June 2022 @ $3,000	Put	Goldman Sachs International	794,578	2	21,840
S&P 500 Index – December 2022 @ $2,900	Put	Goldman Sachs International	1,191,867	3	43,800
S&P/ASX 200 Index – September 2021 @ AUD 5,000	Put	Goldman Sachs International	361,051	7	1,951
S&P/ASX 200 Index – December 2021 @ AUD 5,800	Put	JPMorgan Chase Bank N.A	670,524	130	14,573
S&P/ASX 200 Index – December 2021 @ AUD 5,600	Put	JPMorgan Chase Bank N.A.	670,524	130	11,710
					$312,210
Total Purchased Options					$315,413

Written Options (see table below) – (0.0)%	$(61)

Other Assets, Less Liabilities – 0.7%	347,345
Net Assets – 100.0%	$52,844,710
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,915,916 and $40,581,510, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,254,246, representing 8.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
EUR	Euro
HKD	Hong Kong Dollar
Derivative Contracts at 3/31/21
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Currency Options
CNH Currency	Put	JPMorgan Chase Bank N.A.	CNH 10,851,000	$1,652,730	$0.12	July – 2021	$(26)
CNH Currency	Put	Morgan Stanley Capital Services	CNH 10,888,000	1,658,365	0.12	July – 2021	(35)
							$(61)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as written options. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,809,393	$270,497	$—	$8,079,890
Germany	5,082,237	13,479	—	5,095,716
Japan	783,933	3,965,209	—	4,749,142
Netherlands	1,878,865	—	—	1,878,865
United Kingdom	1,720,374	—	—	1,720,374
Switzerland	1,338,000	—	—	1,338,000
Spain	1,258,416	—	—	1,258,416
France	1,252,701	—	—	1,252,701
Israel	1,009,185	—	—	1,009,185
Other Countries	877,797	28,234	—	906,031
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,209,883	—	8,209,883
U.S. Corporate Bonds	—	4,756,232	—	4,756,232
Foreign Bonds	—	323,872	—	323,872
Purchased Currency Options	—	3,203	—	3,203
Mutual Funds	11,915,916	—	—	11,915,916
Total	$34,926,817	$17,570,609	$—	$52,497,426
Other Financial Instruments
Written Options - Liabilities	$—	$(61)	$—	$(61)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,428,681	$31,251,706	$25,763,867	$(358)	$(246)	$11,915,916
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,103	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	63.8%
Germany	9.4%
Japan	9.0%
Netherlands	3.6%
United Kingdom	3.3%
Switzerland	2.5%
France	2.4%
Spain	2.4%
Israel	1.9%
Other Countries	1.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.